Summary of Significant Accounting Policies (Narrative) (Details)	2 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) store	Dec. 31, 2014 USD ($)
Number of Branches | store		15
Number of wholly-owned subsidiaries | store		9
Number of wholly-owned statutory trust subsidiaries | store		2
Percentage of guaranteed by SBA		90.00%
Payment to purchase headquarter		$ 951,000	$ 597,000
Minimum [Member]
Value for real estate appraisal for OREO or substance foreclosure		$ 100,000
Discount rate used to determine fair value		6.00%
Maximum [Member]
Discount rate used to determine fair value		10.00%
Subsequent Event [Member]
Payment to purchase headquarter	$ 4,100,000
Period in which operating lease obligations will be reduced	3 years
Decrease in operating lease obligations	$ 1,200,000
Subsequent Event [Member] | Subordinated debentures [Member]
Debt outstanding repurchased amount	$ 5,100,000
Debt dedemption price per Dollar	0.5475
Gains (Losses) on Extinguishment of Debt	$ 2,250,000